UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2006


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. LLC
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President
       Longfellow Investment Management, Co. LLC
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, July 20, 2006


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    55
Form 13F information Table Value Total:    $37,200

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommunications, Inc.   COM NEW          000886309      337    20000 SH       SOLE                    20000
Advanced Digital Information C COM              007525108      836    71000 SH       SOLE                    71000
Alderwoods Group, Inc.         COM              014383103      323    16600 SH       SOLE                    16600
Andrx Corp                     ANDRX GROUP      034553107      603    26000 SH       SOLE                    26000
Aramark Corporation            CL B             038521100      331    10000 SH       SOLE                    10000
Aurizon Mines Ltd.             COM              05155p106      552   197100 SH       SOLE                   197100
Aztar Corporation              COM              054802103      779    15000 SH       SOLE                    15000
Bairnco Corporation            COM              057097107      434    37000 SH       SOLE                    37000
Biomet Inc.                    COM              090613100      407    13000 SH       SOLE                    13000
Boston Scientific Corporation  COM              101137107      354    20996 SH       SOLE                    20996
Cambridge Antibody Technology  SPONSORED ADR    132148107      854    35000 SH       SOLE                    35000
Canada Southern Petroleum Ltd. COM              135231108      833    70000 SH       SOLE                    70000
Capital Title Group, Inc.      COM              140919101      553    75000 SH       SOLE                    75000
Carnival Corporation           PAIRED CTF       143658300     1252    30000 SH       SOLE                    30000
Carr America Realty Corporatio COM              144418100      846    19000 SH       SOLE                    19000
Commercial Capital Bancorp     COM              20162l105      472    30000 SH       SOLE                    30000
Computer Horizons Corp.        COM              205908106     1086   230052 SH       SOLE                   230052
Computer Sciences Corporation  COM              205363104      437     9000 SH       SOLE                     9000
Constellation Energy Group     COM              210371100      534     9800 SH       SOLE                     9800
Diagnostic Products Corporatio COM              252450101      867    14900 SH       SOLE                    14900
Excel Technology, Inc.         COM              30067t103      898    30000 SH       SOLE                    30000
Falconbridge Limited           COM              306104100      907    17160 SH       SOLE                    17160
Fargo Electronics              COM              30744p102      889    35000 SH       SOLE                    35000
Fisher Scientific Internationa COM NEW          338032204      657     9000 SH       SOLE                     9000
GTECH Holdings Corporation     COM              400518106      904    26000 SH       SOLE                    26000
Huntsman Corporation           COM              447011107      519    30000 SH       SOLE                    30000
I-many, Inc.                   COM              44973q103      852   354954 SH       SOLE                   354954
Kerr-McGee Corporation         COM              492386107      902    13000 SH       SOLE                    13000
Keyspan Energy Corp.           COM              49337w100      444    11000 SH       SOLE                    11000
Laserscope                     COM              518081104      924    30000 SH       SOLE                    30000
Manugistics Group, Inc.        COM              565011103      836   334430 SH       SOLE                   334430
Maverick Tube Corporation      COM              577914104      885    14000 SH       SOLE                    14000
Monolithic System Technology I COM              609842109      262    33445 SH       SOLE                    33445
Mossimo Inc.                   COM              619696107      669    84200 SH       SOLE                    84200
Northwestern Corporation       COM NEW          668074305      807    23500 SH       SOLE                    23500
ONYX Software Corporation      COM NEW          683402200      672   134991 SH       SOLE                   134991
PanAmSat Holding Corp.         COM              69831y105      487    19500 SH       SOLE                    19500
Public Service Enterprise Grou COM              744573106      926    14000 SH       SOLE                    14000
RSA Security Inc.              COM              749719100      867    32000 SH       SOLE                    32000
RemedyTemp, Inc.               CL A             759549108      432    25451 SH       SOLE                    25451
Reptron Electronics, Inc.      COM              76026w208       60    93983 SH       SOLE                    93983
Riviera Holdings Corporation   COM              769627100      482    23300 SH       SOLE                    23300
Royal Group Technologies Limit COM              779915107      427    38000 SH       SOLE                    38000
Russell Corporation            COM              782352108      854    47000 SH       SOLE                    47000
S1 Corporation                 COM              78463b101      461    96135 SH       SOLE                    96135
SSA Global Technologies, Inc.  COM              78465p108      800    41300 SH       SOLE                    41300
Serologicals Corporation       COM              817523103      754    23980 SH       SOLE                    23980
Shurgard Storage Centers, Inc  COM              82567d104      656    10500 SH       SOLE                    10500
Texas Regional BancShares, Inc CL A VTG         882673106      948    25000 SH       SOLE                    25000
The Sportsman's Guide, Inc.    COM NEW          848907200      814    26682 SH       SOLE                    26682
TransMontaigne Inc.            COM              893934109      503    45000 SH       SOLE                    45000
Ubiquitel Inc.                 COM              903474302      861    83305 SH       SOLE                    83305
United States Steel Corporatio COM              912909108      905    12905 SH       SOLE                    12905
Univision Communications Inc.  CL A             914906102      837    25000 SH       SOLE                    25000
WatchGuard Techonologies, Inc. COM              941105108      406    99670 SH       SOLE                    99670